Discontinued Operations - Summary of Net Loss on Disposal of Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Net assets	$ 51,824	$ 52,246
Net loss on disposal	(510)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net assets	11,111
Less non-controlling interest share of net assets disposed	(168)
BHP Share of net assets disposed	10,943
Gross consideration	10,555
Less transaction costs	(54)
Income tax expense	(68)
Net loss on disposal	$ (510)